S000089317 [Member] Expense Example - iMGP APA Enhanced Income Municipal Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,752